Inventories	12 Months Ended
Dec. 31, 2011
Inventories
3.	Inventories
Inventories consist of the following:

At December 31,	2010	2011
Raw materials	$19,372	$21,483
Work-in-progress	4,022	5,194
Finished goods	5,664	5,179

	$29,058	$31,856